SHARE-BASED PAYMENT RESERVE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SHARE-BASED PAYMENT RESERVE

	2024	2025
	S$	S$
At beginning of financial year	-	-
Share-based payment to advisors	-	384,952
Share-based payment to employees (Note 22)	-	309,248
Currency realignment	-	(3,110)
Share issued and capitalized in the year	-	(579,865)
At end of financial year	-	111,225